Debt, cash and cash equivalents - Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents (Details) - Change in Euro and US dollar short-term interest rates € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
100 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	€ 65
Impact on pre-tax income/(expense) recognized directly in equity	0
25 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	16
Impact on pre-tax income/(expense) recognized directly in equity	0
-25 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(16)
Impact on pre-tax income/(expense) recognized directly in equity	0
-100 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(65)
Impact on pre-tax income/(expense) recognized directly in equity	€ 0